ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies Tables Abstract
Principal foreign exchange rates
	AVERAGE RATE			CLOSING RATE
IN USD	2018	2017	2016	2018	2017	2016
1 CAD	0.772	0.7714	0.7552	0.7333	0.7951	0.7446